IMPAIRMENT AND RELATED CHARGES	12 Months Ended
Dec. 31, 2021
IMPAIRMENT AND RELATED CHARGES
IMPAIRMENT AND RELATED CHARGES

NOTE 14 – IMPAIRMENT AND RELATED CHARGES

During 2021, no impairment or impairment related charges were taken. During the fourth quarter of 2020, we launched a new generation of SentriX tools and capability. This obsoleted components of the first-generation hardware, software and inventory. We also ended support for some legacy automated handlers, impairing the remaining service inventory. As a result, certain capital equipment assets, advance payments and inventory were analyzed and determined to be impaired, totaling $943,000 in the fourth quarter of 2020. This included impairment of $652,000, consisting of $252,000 of equipment and software, $400,000 of prepaid royalties, as well as impairment related charges of $291,000, due to inventory obsolescence (cost of goods sold) for end of certain product support.